CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - - Summary of reserved shares of common stock for issuance (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Common shares reserved for issuance	21,900,653	17,826,563
Shares reserved for warrants
Common shares reserved for issuance	10,832,616	7,672,810
Options issued and outstanding
Common shares reserved for issuance	11,065,658	9,227,850
Shares available for future issuance under equity incentive plan
Common shares reserved for issuance	2,379	925,903